PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 28,407	$ 29,591
Less: accumulated depreciation and amortization	(25,228)	(25,980)
Property and equipment, net	3,179	3,611
Depreciation expenses	1,644	1,954	$ 3,022
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,449	5,941
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,407	2,777
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,078	8,400
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 12,473	$ 12,473